Significant Accounting Policies (Standard Warranty and Extended Warranty Tables) (Details 4) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred revenue:
Current portion	$ 11,021	$ 11,877
Noncurrent portion	$ 3,771	$ 3,691